Retirement and Pension Plans - Defined Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service costs	$ 2.9	$ 0.6	$ 0.8
Interest costs	6.1	6.3	6.8
Expected return on plan assets	(5.1)	(5.6)	(5.1)
Recognized actuarial losses	2.7	1.6	1.1
Net periodic benefit costs:	6.6	2.9	3.6
Change in Benefit Obligation [Roll Forward]
Projected benefit obligation—beginning of year	128.1	125.3
Service costs	2.9	0.6	0.8
Interest costs	6.1	6.3	6.8
Plan participant contribution	0.4	0
Actuarial (gains)/losses	20.1	10.2
Benefits paid from plan	(4.2)	(5.2)
Net transfer in	16.6	0
Effect of exchange rates	(2.5)	(9.1)
Projected benefit obligation—end of year	167.5	128.1	125.3
Accumulated benefit obligation	165.1	127.2
Change in Plan Assets [Roll Forward]
Plan assets at fair value—beginning of year	108.7	104.1
Actual return on plan assets	15.5	10.2
Company contribution	7.6	6.3
Plan participant contribution	0.4	0
Benefits paid from plan	(4.0)	(5.0)
Net transfer in	12.1	0
Effect of exchange rates	(2.7)	(6.9)
Plan assets at fair value—end of year	137.6	108.7	104.1
Unfunded status at end of year	29.9	19.4
Amounts Expected to be Recognized in Net Periodic Cost in Next Fiscal Year [Abstract]
Amortization of net actuarial losses	4.6
Weighted-average Assumptions Used to Project Benefit Obligation and Net Periodic Benefit Cost
Discount rate	4.00%	4.57%	5.50%
Expected long-term rate of return on plan assets	4.20%	4.51%	5.57%
Rate increase in compensation levels	2.70%	2.58%	2.89%
Projected Future Benefit Payments [Abstract]
Projected future benefit payments, fiscal 2013	3.9
Projected future benefit payments, fiscal 2014	4.6
Projected future benefit payments, fiscal 2015	4.3
Projected future benefit payments, fiscal 2016	4.5
Projected future benefit payments, fiscal 2017	4.7
Projected future benefit payments, fiscal 2018 to 2021	29.6
Expected Company contribution during fiscal 2013	3.9
Debt securities [Member]
Projected Future Benefit Payments [Abstract]
Retirement plan asset allocation	45.00%	48.00%
Equity securities [Member]
Projected Future Benefit Payments [Abstract]
Retirement plan asset allocation	31.00%	40.00%
Other plan asset categories [Member]
Projected Future Benefit Payments [Abstract]
Retirement plan asset allocation	24.00%	12.00%
Deferred income tax asset [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Amounts recognized in consolidated balance sheets	9.5	6.3
Employee related obligations [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Amounts recognized in consolidated balance sheets	29.9	19.4
Other comprehensive income (loss) [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Amounts recognized in consolidated balance sheets	$ (10.0)	$ (3.0)